UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04719

                  The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                                                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

First Quarter Report

December 31, 2018

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares								Class A Shares
	Average Annual Returns – December 31, 2018 (a)								Average Annual Returns – December 31, 2018 (a)(b)(c)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites	(16.17)%	(13.75)%	2.80%	11.37%	9.03%	10.34%	1.40%	1.40%	(19.59)%	(17.38)%	1.71%	10.64%	8.47%	9.90%	1.65%	1.65%
SmallCap Equity	(18.22)	(13.89)	4.39	13.09	7.73	7.03	1.72	1.25	(21.56)	(17.54)	3.27	12.34	7.18	6.66	1.97	1.50
Mid-Cap Equity	(18.48)	(16.28)	2.12	—	—	3.94	3.74	1.05	(21.78)	(19.88)	1.05	—	—	2.93	3.99	1.30
Convertible Securities	(10.34)	(0.86)	4.30	8.92	6.30	7.03	2.03	1.15	(14.07)	(5.11)	3.21	8.18	5.75	6.60	2.28	1.40
Equity	(11.97)	(6.68)	6.50	9.76	7.32	9.64	1.60	1.60	(15.57)	(10.62)	5.39	9.06	6.76	9.27	1.85	1.85
Balanced	(7.39)	(3.78)	4.74	7.11	5.90	8.02	1.34	1.34	(11.19)	(7.81)	3.64	6.41	5.35	7.59	1.59	1.59
Intermediate Bond	0.77	0.16	0.97	1.88	2.55	4.31	2.22	1.00	(3.28)	(3.95)	0.06	1.36	2.16	4.08	2.32	1.10

	Class C Shares								Class I Shares
	Average Annual Returns – December 31, 2018 (a)(c)(d)								Average Annual Returns – December 31, 2018 (a)(c)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites	(17.19)%	(15.23)%	2.03%	10.54%	8.22%	9.65%	2.15%	2.15%	(16.11)%	(13.51)%	3.06%	11.63%	9.23%	10.48%	1.15%	1.15%
SmallCap Equity	(19.17)	(15.39)	3.61	12.25	6.80	6.37	2.47	2.00	(18.16)	(13.67)	4.65	13.37	7.93	7.17	1.47	1.00
Mid-Cap Equity	(19.42)	(17.72)	1.37	—	—	3.17	4.49	1.80	(18.39)	(16.10)	2.42	—	—	4.24	3.49	0.80
Convertible Securities	(11.41)	(2.58)	3.53	8.10	5.51	6.45	2.78	1.90	(10.32)	(0.61)	4.59	9.19	6.50	7.17	1.78	0.90
Equity	(13.03)	(8.27)	5.72	8.94	6.52	9.12	2.35	2.35	(11.91)	(6.39)	6.73	10.02	7.51	9.73	1.35	1.35
Balanced	(8.57)	(5.48)	3.98	6.33	5.12	7.44	2.09	2.09	(7.42)	(3.54)	5.00	7.38	6.09	8.12	1.09	1.09
Intermediate Bond	(0.41)	(1.57)	0.24	1.12	1.80	3.82	2.97	1.75	0.74	0.32	1.21	2.12	2.73	4.40	1.97	0.75

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Convertible Securities, and Intermediate Bond Funds (and for the Mighty Mites Fund through September 30, 2005), Teton Advisors, Inc. (the Adviser) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2020 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for Mid-Cap Equity Fund whose performance for all share classes is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Inception Date
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Convertible Securities	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Mighty Mites Fund

Schedule of Investments — December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 81.5%
	Aerospace and Defense — 3.6%
1,118,900	Aerojet Rocketdyne Holdings Inc.†	$39,418,847
2,000	Allied Motion Technologies Inc.	89,380
15,000	Chemring Group plc	30,820
123,000	Innovative Solutions & Support Inc.†	271,215
7,000	Kratos Defense & Security Solutions Inc.†	98,630

		39,908,892

	Agriculture — 0.3%
500,000	Black Earth Farming Ltd., SDR†(a)	1,749
225	J.G. Boswell Co.	123,750
139,475	Limoneira Co.	2,726,736
490,000	S&W Seed Co.†	886,900

		3,739,135

	Airlines — 0.2%
45,000	American Airlines Group Inc.	1,444,950
225,000	American Airlines Group Inc., Escrow†	326,250

		1,771,200

	Automotive — 0.8%
27,200	Lithia Motors Inc., Cl. A	2,076,176
20,000	Navistar International Corp.†	519,000
29,605	Rush Enterprises Inc., Cl. A	1,020,780
104,005	Rush Enterprises Inc., Cl. B	3,702,578
66,500	Sonic Automotive Inc., Cl. A	915,040
70,000	Wabash National Corp.	915,600

		9,149,174

	Automotive: Parts and Accessories — 1.9%
6,000	China Automotive Systems Inc.†	14,640
105,000	Dana Inc.	1,431,150
10,000	Douglas Dynamics Inc.	358,900
13,400	Gentherm Inc.†	535,732
400,000	Modine Manufacturing Co.†	4,324,000
24,000	Motorcar Parts of America Inc.†	399,360
80,000	Puradyn Filter Technologies Inc.†	4,720
54,000	Shiloh Industries Inc.†	314,820
58,028	Standard Motor Products Inc.	2,810,296
184,592	Strattec Security Corp.	5,316,250
441,767	Superior Industries International Inc.	2,124,899
37,000	Tenneco Inc., Cl. A	1,013,430
35,600	Titan International Inc.	165,896
33,425	Tower International Inc.	795,515
100,000	Uni-Select Inc.	1,421,770

		21,031,378

	Aviation: Parts and Services — 1.6%
13,500	Astronics Corp.†	411,075
23,896	Astronics Corp., Cl. B†	726,677
166,900	Ducommun Inc.†	6,061,808
196,200	Kaman Corp.	11,004,858

		18,204,418

	Broadcasting — 1.0%
850,000	Beasley Broadcast Group Inc., Cl. A(b)	3,187,500
336,455	Dish TV India Ltd., GDR	170,919
78,700	Entercom Communications Corp., Cl. A	449,377
249,500	Gray Television Inc.†	3,677,630
84,084	Gray Television Inc., Cl. A†	1,124,623
550,000	Salem Media Group Inc.	1,149,500
33,000	Sinclair Broadcast Group Inc., Cl. A	869,220
150,000	Townsquare Media Inc., Cl. A	612,000

		11,240,769

	Building and Construction — 2.0%
340,400	Armstrong Flooring Inc.†	4,030,336
145,000	Gibraltar Industries Inc.†	5,160,550
55,000	Granite Construction Inc.	2,215,400
13,000	Herc Holdings Inc.†	337,870

		Market
Shares		Value

764,000	Huttig Building Products Inc.†	$1,375,200
107,074	MYR Group Inc.†	3,016,275
98,300	The Monarch Cement Co.	6,487,800

		22,623,431

	Business Services — 1.9%
40,000	Ascent Capital Group Inc., Cl. A†	15,600
420,701	Diebold Nixdorf Inc.	1,047,545
3,300	Du-Art Film Labs Inc.†	627,000
141,793	GP Strategies Corp.†	1,788,010
23,300	ICF International Inc.	1,509,374
32,029	KAR Auction Services Inc.	1,528,424
16,000	Macquarie Infrastructure Corp	584,960
4,150	Matthews International Corp., Cl. A	168,573
20,000	McGrath RentCorp	1,029,600
125,000	MDC Partners Inc., Cl. A†	326,250
525,000	MoneyGram International Inc.†	1,050,000
1,400	PayPoint plc	14,436
336,022	PFSweb Inc.†	1,723,793
2,000	Pollard Banknote Ltd.	30,105
160,019	PRGX Global Inc.†	1,515,380
27,920	Safeguard Scientifics Inc.†	240,670
21,000	Scientific Games Corp.†	375,480
500	Stamps.com Inc.†	77,820
286,600	Team Inc.†	4,198,690
383,000	Trans-Lux Corp.†(b)(c)(d)	176,180
28,792	Trans-Lux Corp.†(b)	13,244
37,282	Viad Corp.	1,867,455
29,000	Willdan Group Inc.†	1,014,420

		20,923,009

	Communications Equipment — 0.2%
451,150	Communications Systems Inc.	915,835
275,000	Extreme Networks Inc.†	1,677,500
60,000	ViewCast.com Inc.†	132

		2,593,467

	Computer Software and Services — 1.6%
840,839	Alithya Group Inc., Cl. A†	1,992,788
208,084	American Software Inc., Cl. A	2,174,478
180,042	Avid Technology Inc.†	855,199
79,687	Carbonite Inc.†	2,012,894
100,000	Cardlytics Inc.†	1,083,000
2,300	Cinedigm Corp., Cl. A†	1,256
200,000	comScore Inc.†	2,886,000
45,000	DHI Group Inc.†	68,400
84,801	Digi International Inc.†	855,642
20	FalconStor Software Inc.†	1
30,000	Genius Brands International Inc.†	64,500
20,000	GSE Systems Inc.†	42,000
144,267	iGO Inc.†	320,994
561,097	Internap Corp.†	2,328,553
10,000	Materialise NV, ADR†	200,300
35,000	Mercury Systems Inc.†	1,655,150
70,500	Mitek Systems Inc.†.	762,105
5,002	MTS Systems Corp.	200,730
5,000	Qualstar Corp.†.	26,250
48,000	SafeCharge International Group Ltd.	143,775
3,400	Tyler Technologies Inc.†	631,788

		18,305,803

	Consumer Products — 2.9%
127,200	Acme United Corp.	1,812,600
251,870	Bassett Furniture Industries Inc.	5,047,475
2,000	Brunswick Corp.	92,900
96,387	Callaway Golf Co.	1,474,721
6,500	elf Beauty Inc.†	56,290
500	Flexsteel Industries Inc.	11,040
800,000	Goodbaby International Holdings Ltd.	251,325
40,000	HG Holdings Inc.†	17,400
9,500	Johnson Outdoors Inc., Cl. A	558,030

See accompanying notes to schedule of investments.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) —December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
15,000	Lakeland Industries Inc.†	$156,600
160,697	Lifetime Brands Inc.	1,611,791
800,000	Marine Products Corp.	13,528,000
60,000	MarineMax Inc.†	1,098,600
1,200	National Presto Industries Inc	140,304
106,031	Nautilus Inc.†	1,155,738
134,000	Oil-Dri Corp. of America	3,551,000
5,700	PC Group Inc.†	21
4,000,000	Playmates Holdings Ltd.	521,040
2,140	Standard Diversified Inc., Cl. A†	31,779
8,540	Standard Diversified Opportunities Inc., Cl. B†	130,235
88,600	ZAGG Inc.†	866,508

		32,113,397

	Consumer Services — 0.6%
523,846	1-800-Flowers.com Inc., Cl. A†	6,406,637
65,000	Bowlin Travel Centers Inc.†	159,250
18,000	Carriage Services Inc.	279,000
800	Collectors Universe Inc.	9,088
25,000	FTD Companies Inc.†	37,000

		6,890,975

	Diversified Industrial — 9.5%
500,000	Ampco-Pittsburgh Corp.†	1,550,000
267,001	Burnham Holdings Inc., Cl. A(b)	3,713,984
88,933	Chase Corp.	8,897,747
113,300	Columbus McKinnon Corp.	3,414,862
287,480	FormFactor Inc.†	4,050,593
34,600	Graham Corp.	790,264
507,579	Griffon Corp.	5,304,201
25,000	Haulotte Group SA	252,925
22,000	Haynes International Inc.	580,800
7,000	Innophos Holdings Inc.	171,710
104,397	Insignia Systems Inc.†	155,552
235,030	Intevac Inc.†	1,229,207
85,260	John Bean Technologies Corp.	6,122,521
78,000	L.B. Foster Co., Cl. A†	1,240,200
287,042	Lawson Products Inc.†	9,070,527
81,650	LSB Industries Inc.†	450,708
110,809	Lydall Inc.†	2,250,531
9,500	MSA Safety Inc.	895,565
1,027,900	Myers Industries Inc.	15,531,569
276,551	Napco Security Technologies Inc.†	4,355,678
195,731	Park-Ohio Holdings Corp.	6,006,984
25,080	Raven Industries Inc.	907,645
66,666	Rubicon Ltd.†	9,397
1,000	Rubicon Technology Inc.†	7,900
19,600	RWC Inc.†	203,350
28,000	Standex International Corp.	1,881,040
1,630,000	Steel Connect Inc.†	2,819,900
640,000	Steel Partners Holdings LP†	8,576,000
523,920	Tredegar Corp.	8,309,371
457,965	Twin Disc Inc.†	6,754,984

		105,505,715

	Educational Services — 0.1%
130,000	Universal Technical Institute Inc.†	474,500

	Electronics — 3.8%
28,000	Badger Meter Inc.	1,377,880
175,999	Bel Fuse Inc., Cl. A(b)	2,419,986
343,500	CTS Corp.	8,893,215
70,000	Daktronics Inc.	518,000
80,389	Electro Scientific Industries Inc.†	2,408,454
63,771	EMRISE Corp.†(a)	0
31,000	IMAX Corp.†	583,110
20,000	Iteris Inc.†	74,600
110,000	Kimball Electronics Inc.†	1,703,900
215,000	Kopin Corp.†	214,785

		Market
Shares		Value

6,304	Littelfuse Inc.	$1,081,010
28,500	Mesa Laboratories Inc.	5,939,115
28,800	Methode Electronics Inc.	670,752
129,500	Park Electrochemical Corp.	2,340,065
701,029	Schmitt Industries Inc.†(b)	1,976,902
257,387	Sparton Corp.†	4,681,870
233,498	Stoneridge Inc.†	5,755,726
16,000	Stratasys Ltd.†	288,160
157,000	Ultra Clean Holdings†	1,329,790
59,300	Ultralife Corp.†	400,275

		42,657,595

	Energy and Utilities: Integrated — 0.2%
32,000	MGE Energy Inc.	1,918,720

	Energy and Utilities: Natural Gas — 0.6%
650,000	Alvopetro Energy Ltd.†	197,590
32,750	Chesapeake Utilities Corp.	2,662,575
5,000	CONSOL Energy Inc.†	158,550
108,684	Corning Natural Gas Holding Corp.	2,024,239
390,181	Gulf Coast Ultra Deep Royalty Trust	11,120
62,850	RGC Resources Inc.	1,882,986
10,000	Whitecap Resources Inc.	31,863

		6,968,923

	Energy and Utilities: Oil — 0.3%
254,844	Callon Petroleum Co.†	1,653,938
66,306	KLX Energy Services Holdings Inc.†	1,554,876

		3,208,814

	Energy and Utilities: Services — 0.2%
3,938	Archer Ltd.†	1,979
25,620	Dawson Geophysical Co.†	86,596
283,000	Independence Contract Drilling Inc.†	882,960
33,100	Nabors Industries Ltd.	66,200
83,500	RPC Inc.	824,145
7,100	Subsea 7 SA, ADR	69,048
586,556	Weatherford International plc†	327,885

		2,258,813

	Energy and Utilities: Water — 1.1%
35,126	Artesian Resources Corp., Cl. A	1,224,844
29,900	Cadiz Inc.†	307,970
24,800	California Water Service Group	1,181,968
4,000	Connecticut Water Service Inc.	267,480
66,000	Consolidated Water Co. Ltd.	769,560
68,000	Energy Recovery Inc.†	457,640
29,633	Middlesex Water Co.	1,580,921
50,000	Mueller Water Products Inc., Cl. A	455,000
89,304	SJW Group	4,967,088
45,307	The York Water Co.	1,452,542

		12,665,013

	Entertainment — 0.8%
164,100	Canterbury Park Holding Corp.	2,282,631
649,597	Dover Motorsports Inc.	1,221,242
50,000	Entertainment One Ltd.	227,261
817,763	Entravision Communications Corp., Cl. A	2,379,690
56,000	National CineMedia Inc.	362,880
50,000	SFX Entertainment Inc.†(a)	0
431,100	Sportech plc†	218,418
33,000	World Wrestling Entertainment Inc., Cl. A	2,465,760

		9,157,882

	Environmental Control — 1.5%
14,500	AquaVenture Holdings Ltd.†	273,905
7,500	BQE Water Inc.†	302
581,228	Casella Waste Systems Inc., Cl. A†	16,559,186
13,121	Primo Water Corp.†	183,825

		17,017,218

See accompanying notes to schedule of investments.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) —December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Equipment and Supplies — 5.5%
17,000	Amtech Systems Inc.†	$77,010
20,000	AZZ Inc.	807,200
99,111	Berry Global Group Inc.†	4,710,746
225,940	CIRCOR International Inc.†	4,812,522
400,500	Core Molding Technologies Inc.	2,847,555
670,000	Federal Signal Corp.	13,333,000
240,000	Interpump Group SpA	7,149,486
536,000	Kimball International Inc., Cl. B	7,605,840
20,000	Maezawa Kyuso Industries Co. Ltd.	336,663
150,069	Mitcham Industries Inc.†	384,177
20,593	Powell Industries Inc.	515,031
355,731	The Eastern Co.(b)	8,601,576
136,000	The Gorman-Rupp Co.	4,407,760
353,183	The L.S. Starrett Co., Cl. A†(b)	1,847,147
172,888	Titan Machinery Inc.†	2,273,477
117,564	TransAct Technologies Inc.	1,055,725
8,500	Vicor Corp.†	321,215

		61,086,130

	Financial Services — 7.1%
29,911	Access National Corp.	638,002
3,300	Alimco Financial Corp.†	26,400
71,200	Allegiance Bancshares Inc.†	2,304,744
22,000	Atlantic American Corp.	53,240
276,158	Atlantic Capital Bancshares Inc.†	4,520,706
17,000	Berkshire Bancorp Inc.†	222,700
9,246	Berkshire Hills Bancorp Inc.	249,365
5,649	BKF Capital Group Inc.†	65,161
18,077	BOK Financial Corp.	1,325,586
75	Burke & Herbert Bank and Trust Co.	221,250
96,976	Capital City Bank Group Inc.	2,250,813
8,000	Capitol Federal Financial Inc.	102,160
8,303	Carolina Financial Corp.	245,686
18,200	Citizens & Northern Corp.	481,026
3,500	ConnectOne Bancorp Inc.	64,645
28,800	Crazy Woman Creek Bancorp Inc.	462,240
35,800	Dime Community Bancshares Inc.	607,884
2,000	EML Payments Ltd.†	2,099
1,165	Farmers & Merchants Bank of Long Beach	8,970,500
40,000	Farmers National Banc Corp.	509,600
13,018	Fidelity Southern Corp.	338,728
5,000	First Community Bankshares Inc.	157,400
33,720	First Internet Bancorp	689,237
617,992	Flushing Financial Corp.	13,305,368
75,600	FNB Corp.	743,904
7,000	Franklin Financial Network Inc.†	184,590
14,929	FS Bancorp Inc.	640,156
7,000	Green Bancorp Inc.	119,980
10	Guaranty Corp., Cl. A†(a)	75,000
183,860	Hallmark Financial Services Inc.†	1,965,463
14,500	Hancock Whitney Corp.	502,425
13,800	Heritage Commerce Corp.	156,492
30,000	HomeStreet Inc.†	636,900
81,500	Hope Bancorp Inc.	966,590
94,300	I3 Verticals Inc., Cl. A†	2,272,630
34,400	ICC Holdings Inc.†	469,560
90,843	KKR & Co. Inc., Cl. A	1,783,248
40,000	Legacy Housing Corp.†	477,200
11,200	LendingTree Inc.†	2,459,184
170,000	Medallion Financial Corp.†	797,300
28,000	National Commerce Corp.†	1,008,000
9,000	New York Community Bancorp Inc..	84,690
4,197	Northrim BanCorp Inc.	137,955
21,300	OceanFirst Financial Corp.	479,463
32,479	Old Line Bancshares Inc.	854,847
7,500	Opus Bank	146,925
41,500	Oritani Financial Corp.	612,125
4,000	Peapack Gladstone Financial Corp.	100,720
25,581	People’s United Financial Inc.	369,134
158,000	Pzena Investment Management Inc., Cl. A	1,366,700

		Market
Shares		Value
36,971	Renasant Corp.	$1,115,785
2,200	Salisbury Bancorp Inc.	79,596
12,000	Sandy Spring Bancorp Inc.	376,080
3,500	Seacoast Banking Corp. of Florida†	91,070
4,540	Security National Corp.	549,340
10,342	SI Financial Group Inc.	131,654
85,000	Silvercrest Asset Management Group Inc., Cl. A	1,124,550
16,074	Simmons First National Corp., Cl. A	387,866
3,200	South State Corp.	191,840
58,459	Southern First Bancshares Inc.†	1,874,780
62,000	Southern National Bancorp of Virginia Inc.	819,640
4,500	Southside Bancshares Inc.	142,875
660,000	Sprott Inc.	1,242,455
47,200	State Bank Financial Corp.	1,019,048
122,903	Sterling Bancorp	2,029,129
70,000	TheStreet Inc.†	142,100
4,000	Thomasville Bancshares Inc.	160,000
3,500	Towne Bank/Portsmouth VA	83,825
10,000	TriState Capital Holdings Inc.†	194,600
55,000	TrustCo Bank Corp NY	377,300
17,347	Union Bankshares Corp.	489,706
127,100	United Financial Bancorp Inc.	1,868,370
33,089	Value Line Inc.	860,645
87,000	Veritex Holdings Inc.†	1,860,060
45,900	Washington Trust Bancorp Inc.	2,181,627
82,200	Waterstone Financial Inc.	1,377,672
89,760	Western New England Bancorp Inc.	901,190
650,000	Wright Investors’ Service Holdings Inc.†	247,000

		79,145,524

	Food and Beverage — 2.9%
87,600	Andrew Peller Ltd., Cl. A	878,438
37,290	Blue Apron Holdings Inc., Cl. A†	38,036
1,700	Bridgford Foods Corp.†	33,779
57,000	Calavo Growers Inc.	4,158,720
94,000	Corby Spirit and Wine Ltd.	1,277,249
110,000	Cott Corp.	1,533,400
540,000	Crimson Wine Group Ltd.†	4,225,500
265,554	Farmer Brothers Co.†	6,195,375
1,700	Hanover Foods Corp., Cl. A†	179,783
300	Hanover Foods Corp., Cl. B†	26,400
87,000	Iwatsuka Confectionery Co. Ltd.	2,980,567
1,500	J & J Snack Foods Corp.	216,885
22,531	John B Sanfilippo & Son Inc.	1,254,075
130,000	Lifeway Foods Inc.†	244,400
239,661	Massimo Zanetti Beverage Group SpA	1,578,903
24,580	MGP Ingredients Inc.	1,402,289
15,600	Rock Field Co. Ltd.	236,124
5,700	Scheid Vineyards Inc., Cl. A†	427,500
210,545	SunOpta Inc.†	814,809
7,100	T. Hasegawa Co. Ltd.	100,989
8,300	The Boston Beer Co. Inc., Cl. A†	1,998,972
75,000	The Hain Celestial Group Inc.†	1,189,500
240,600	Tingyi (Cayman Islands) Holding Corp.	321,394
295,000	Vitasoy International Holdings Ltd.	1,124,545
23,000	Willamette Valley Vineyards Inc.†	158,470

		32,596,102

	Health Care — 7.2%
32,960	Accuray Inc.†	112,394
3,500	AcelRx Pharmaceuticals Inc.†	8,085
372,000	Achaogen Inc.†	457,560
10,000	Achillion Pharmaceuticals Inc.†	15,900
20,000	AngioDynamics Inc.†	402,600
40,000	Anika Therapeutics Inc.†	1,344,400
22,000	Biolase Inc.†	21,780
464,852	BioScrip Inc.†	1,659,522
133,000	BioTelemetry Inc.†	7,942,760
8,200	Boiron SA	459,893
46,500	Cantel Medical Corp.	3,461,925

See accompanying notes to schedule of investments.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
111,100	Cardiovascular Systems Inc.†	$3,165,239
14,000	CareDx Inc.†	351,960
47,900	Collegium Pharmaceutical Inc.†	822,443
393,639	Cutera Inc.†	6,699,736
120,336	Electromed Inc.†	612,510
175,000	Exelixis Inc.†	3,442,250
45,000	Genesis Healthcare Inc.†	53,100
1,000	Harvard Bioscience Inc.†	3,180
11,500	Heska Corp.†	990,150
4,000	ICU Medical Inc.†	918,520
612,448	InfuSystems Holdings Inc.†	2,106,821
23,000	Integer Holdings Corp.†	1,753,980
122,337	IntriCon Corp.†	3,227,250
113,500	Invitae Corp.†	1,255,310
13,000	Kindred Biosciences Inc.†	142,350
17,000	Melinta Therapeutics Inc.†	13,476
134,000	Meridian Bioscience Inc.	2,326,240
160,000	Motif Bio plc†	63,934
10,000	Nabriva Therapeutics plc†	14,600
158,000	Neogen Corp.†	9,006,000
143,156	NeoGenomics Inc.†	1,805,197
8,333	Nuvectra Corp.†	136,161
44,612	Omnicell Inc.†	2,732,039
234,200	OPKO Health Inc.†	704,942
45,200	Orthofix Medical Inc.†	2,372,548
2,000	Pain Therapeutics Inc.†	1,700
108,000	Paratek Pharmaceuticals Inc.†	554,040
2,500	PreMD Inc.†(a)	0
10,000	Progenics Pharmaceuticals Inc.†	42,000
141,500	Quidel Corp.†	6,908,030
66,000	RTI Surgical Inc.†	244,200
124,934	SurModics Inc.†	5,904,381
2,000	Targanta Therapeutics Corp., Escrow†(a)	0
44,000	Tetraphase Pharmaceuticals Inc.†	49,720
1,000	Titan Medical Inc.†	1,220
140,800	Trinity Biotech plc, ADR†	322,432
80,301	United-Guardian Inc.	1,472,720
4,800	Utah Medical Products Inc.	398,784
300,000	Zealand Pharma A/S†	3,793,447

		80,299,429

	Hotels and Gaming — 3.7%
50,000	Ainsworth Game Technology Ltd.	27,998
9,600	Banyan Tree Holdings Ltd.	4,050
71,800	Boyd Gaming Corp.	1,492,004
38,000	Braemar Hotels & Resorts Inc., REIT	339,340
23,540	Churchill Downs Inc.	5,742,348
593,044	Dover Downs Gaming & Entertainment Inc.† .	1,642,732
77,500	Eldorado Resorts Inc.†	2,806,275
3,000	Empire Resorts Inc.†	30,390
29,000	Everi Holdings Inc.†	149,350
1,117,725	Full House Resorts Inc.†	2,257,805
79,500	Gamenet Group SpA	633,056
5,000	GAN plc†	2,932
566,817	Golden Entertainment Inc.†	9,080,408
292,878	Inspired Entertainment Inc.†	1,405,814
4,000	PlayAGS Inc.†	92,000
10,000	Ryman Hospitality Properties Inc., REIT	666,900
4,000	Sotherly Hotels Inc., REIT	22,440
364,112	The Marcus Corp.	14,382,424

		40,778,266

	Machinery — 2.5%
303,600	Astec Industries Inc.	9,165,684
15,001	Capstone Turbine Corp.†	8,981
56,000	Chart Industries Inc.†	3,641,680
6,000	DMG Mori AG	296,291
12,200	DXP Enterprises Inc.†	339,648
563,600	Gencor Industries Inc.†	6,182,692

		Market
Shares		Value

15,164	Lindsay Corp.	$1,459,535
49,300	Tennant Co.	2,569,023
44,400	The Middleby Corp.†	4,561,212
40,015	Williams Industrial Services Group Inc.†	93,635

		28,318,381

	Manufactured Housing and Recreational Vehicles — 1.3%
55,500	Cavco Industries Inc.†	7,236,090
183,500	Nobility Homes Inc.	3,670,000
103,000	Skyline Champion Corp.	1,513,070
61,000	Winnebago Industries Inc.	1,476,810

		13,895,970

	Metals and Mining — 1.5%
70,000	5N Plus Inc.†	158,951
10,000	Alkane Resources Ltd.†	1,373
165,800	Materion Corp.	7,459,342
750,000	Osisko Gold Royalties Ltd.	6,575,960
10,000	Smart Sand Inc.†	22,200
900,000	Tanami Gold NL†	22,821
316,000	TimkenSteel Corp.†	2,761,840
700	United States Lime & Minerals Inc.	49,700

		17,052,187

	Paper and Forest Products — 0.2%
26,500	Keweenaw Land Association Ltd.†	1,802,000

	Publishing — 1.4%
115,001	AH Belo Corp., Cl. A	387,553
166,000	ARC Document Solutions Inc.†	340,300
908,048	The E.W. Scripps Co., Cl. A	14,283,595
27,057	Tribune Publishing Co.†	306,826

		15,318,274

	Real Estate — 2.7%
220,000	Ambase Corp.†	66,000
8,000	Bresler & Reiner Inc.†	40
113,300	Capital Properties Inc., Cl. A	1,713,663
109,000	Cohen & Steers Inc.	3,740,880
60,000	DREAM Unlimited Corp., Cl. A†	300,615
1,000	FC Global Realty Inc.†	74
25,000	FRP Holdings Inc.†	1,150,250
279,600	Griffin Industrial Realty Inc.(b)	8,919,240
14,138	Gyrodyne LLC†	263,744
8,231	Holobeam Inc.†	349,817
501,352	Reading International Inc., Cl. A†	7,289,658
74,359	Reading International Inc., Cl. B†	2,264,232
2,508	Royalty LLC†(a)	255
172,000	Tejon Ranch Co.†	2,851,760
250,000	Trinity Place Holdings Inc.†(c)(d)	1,085,000
45,023	Trinity Place Holdings Inc.†	195,400

		30,190,628

	Restaurants — 1.8%
1,918	Biglari Holdings Inc., Cl. A†	1,127,151
13,183	Biglari Holdings Inc., Cl. B†	1,497,325
59,900	Denny’s Corp.†	970,979
222,634	Nathan’s Famous Inc.(b)	14,794,029
50,000	The Cheesecake Factory Inc.	2,175,500

		20,564,984

	Retail — 1.4%
47,000	Aaron’s Inc.	1,976,350
103,000	Big 5 Sporting Goods Corp.	266,770
25,496	Ethan Allen Interiors Inc.	448,475
275,800	EVINE Live Inc.†	110,017
35,000	GNC Holdings Inc., Cl. A†	82,950
180,600	Ingles Markets Inc., Cl. A	4,915,932
85,000	Lands’ End Inc.†	1,207,850
56,000	La-Z-Boy Inc.	1,551,760
63,000	Movado Group Inc.	1,992,060

See accompanying notes to schedule of investments.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Retail (Continued)
300	PetIQ Inc.†	$7,041
200,000	Pier 1 Imports Inc.	61,160
6,000	SpartanNash Co.	103,080
91,000	Tuesday Morning Corp.†	154,700
80,381	Village Super Market Inc., Cl. A	2,149,388
55,000	Vitamin Shoppe, Inc.†	260,700
400	Winmark Corp.	63,600

		15,351,833

	Semiconductors — 0.5%
185,100	Entegris Inc.	5,163,365
5,000	MoSys Inc.†	831
2,000	Veeco Instruments Inc.†	14,820

		5,179,016

	Specialty Chemicals — 2.3%
1,100,000	Ferro Corp.†	17,248,000
267,226	General Chemical Group Inc.†(b)	2,138
75,000	Hawkins Inc.	3,071,250
4,100	Minerals Technologies Inc.	210,494
166,000	Navigator Holdings Ltd.†	1,560,400
412,900	OMNOVA Solutions Inc.†	3,026,557
10,000	Takasago International Corp.	307,468
50,000	Teraoka Seisakusho Co. Ltd.	229,004
58,406	Treatt plc	318,621

		25,973,932

	Telecommunications — 2.5%
15,000	A10 Networks Inc.†	93,600
38,980	ATN International Inc.	2,788,239
288,839	Cincinnati Bell Inc.†	2,247,167
38,111	Consolidated Communications Holdings Inc.	376,537
20,808	Frequency Electronics Inc.†	220,565
65,000	Gogo Inc.†	194,350
735,117	HC2 Holdings Inc.†	1,940,709
5,000	IDT Corp., Cl. B†	30,950
20,000	Iridium Communications Inc.†	369,000
4,100	North State Telecommunications Corp., Cl. A	253,175
57,500	Nuvera Communications Inc.	1,051,675
521,335	ORBCOMM Inc.†	4,306,227
5,788	Preformed Line Products Co.	313,999
300,670	Shenandoah Telecommunications Co.	13,304,648
40,000	WideOpenWest Inc.†	285,200
17,000	Windstream Holdings Inc.†	35,530

		27,811,571

	Transportation — 0.0%
17,000	Patriot Transportation Holding Inc.†	331,330
1,070	PHI Inc.†	2,407

		333,737

	Wireless Communications — 0.3%
810,000	NII Holdings Inc.†	3,572,100

	TOTAL COMMON STOCKS	909,598,305

	CLOSED-END FUNDS — 0.1%
134,300	MVC Capital Inc.	1,102,603

	PREFERRED STOCKS — 0.8%
	Automotive: Parts and Accessories — 0.2%
57,000	Jungheinrich AG 1.150%	1,491,630

	Financial Services — 0.6%
321,900	Steel Partners Holdings LP Ser. A, 6.000%	6,830,718

	Health Care — 0.0%
3,034	BioScrip Inc. †	309,994

	TOTAL PREFERRED STOCKS	8,632,342

		Market
Shares		Value

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
363	Trans-Lux Pfd. 6.000%, Ser. B (b)	$3,173

	Energy and Utilities — 0.0%
15,095	Corning Natural Gas Holding Corp., 4.800%, Ser. B	331,335

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003	14,110

	TOTAL CONVERTIBLE PREFERRED STOCKS	348,618

	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR†(a)	1

	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†(a)	0
400,000	Sanofi, CVR†	192,000
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0

		192,000

	Hotels and Gaming — 0.0%
1,041,500	Ladbrokes plc, CVR†(a)	0

	Specialty Chemicals — 0.0%
30,000	A. Schulman Inc., CVR†(a)	60,000

	TOTAL RIGHTS	252,001

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
86	Key Energy Services, expire 12/15/21†(a)	27
86	Key Energy Services, expire 12/15/20†(a)	12

		39

	Environmental Control — 0.0%
200	Primo Water Corp., expire 12/31/21†	230

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	5,518
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	4,972

		10,490

	TOTAL WARRANTS	10,759

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.0%

	Telecommunications — 0.0%
$200,000	Gogo Inc., 6.000%, 05/15/22(c)	174,660

	U.S. GOVERNMENT OBLIGATIONS — 17.6%
197,611,000	U.S. Treasury Bills, 2.107% to 2.536%††, 01/03/19 to 07/05/19	196,641,527

	TOTAL INVESTMENTS — 100.0%
	(Cost $836,317,532)	$1,116,760,815

See accompanying notes to schedule of investments.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the market value of the Rule 144A securities amounted to $1,435,840 or 0.13% of total investments.

(d)

At December 31, 2018, the Fund held investments in restricted and illiquid securities amounting to $1,261,180 or 0.11% of total investments., which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/18 Carrying Value Per Share
250,000	Trinity Place Holdings Inc.	02/10/17	$1,875,000	$4.3400
383,000	Trans-Lux Corp.	06/01/09- 09/25/18	239,249	0.4600

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 91.0%
	Aerospace — 1.8%
3,300	Esterline Technologies Corp.†	$400,785
4,900	Hexcel Corp.	280,966

		681,751

	Automotive — 2.3%
14,100	Rush Enterprises Inc., Cl. A	486,168
16,700	Winnebago Industries Inc.	404,307

		890,475

	Banking — 21.8%
22,600	Atlantic Capital Bancshares Inc.†	369,962
15,600	Banc of California Inc.	207,636
13,200	BankUnited Inc.	395,208
5,900	Berkshire Hills Bancorp Inc.	159,123
9,900	CenterState Bank Corp.	208,296
7,300	Columbia Banking System Inc.	264,917
3,200	Financial Institutions Inc.	82,240
34,400	First Foundation Inc.†	442,384
10,200	Flushing Financial Corp.	219,606
9,300	Glacier Bancorp Inc.	368,466
2,400	Heartland Financial USA Inc.	105,480
20,100	Heritage Commerce Corp.	227,934
52,050	Investors Bancorp Inc.	541,320
25,700	LegacyTexas Financial Group Inc.	824,713
3,850	OceanFirst Financial Corp.	86,663
23,650	OFG Bancorp	389,279
8,200	Oritani Financial Corp.	120,950
17,000	PCSB Financial Corp.	332,520
11,300	State Bank Financial Corp.	243,967
24,606	Sterling Bancorp	406,245
22,200	TrustCo Bank Corp.	152,292
16,750	Umpqua Holdings Corp.	266,325
9,433	Union Bankshares Corp.	266,294
41,700	United Financial Bancorp Inc.	612,990
24,600	Valley National Bancorp	218,448
15,300	Veritex Holdings Inc.†	327,114
14,000	Washington Federal Inc.	373,940
4,700	Washington Trust Bancorp Inc.	223,391

		8,437,703

	Broadcasting — 1.2%
11,800	Chicken Soup For The Soul Entertainment Inc.	88,736
50,100	Corus Entertainment Inc., Cl. B	174,682
17,600	Hemisphere Media Group Inc.†	213,664

		477,082

	Building and Construction — 1.8%
6,700	EMCOR Group Inc.	399,923
10,900	MYR Group Inc.†	307,053

		706,976

	Business Services — 4.9%
21,000	ABM Industries Inc.	674,310
4,850	FTI Consulting Inc.†	323,204
5,850	KAR Auction Services Inc.	279,162
6,600	McGrath RentCorp	339,768
1,900	The Dun & Bradstreet Corp.	271,206

		1,887,650

	Communications — 4.3%
16,700	Meredith Corp.	867,398
100,600	Pandora Media Inc.†	813,854

		1,681,252

	Communications Equipment — 3.7%
94,500	Extreme Networks Inc.†	576,450
13,600	Finisar Corp.†.	293,760
104,500	Infinera Corp.†	416,955
1,122	Lumentum Holdings Inc.†	47,135

		Market
Shares		Value

15,500	Switch Inc., Cl. A	$108,500

		1,442,800

	Computer Software and Services — 4.9%
8,300	Bottomline Technologies Inc.†	398,400
40,700	NetScout Systems Inc.†	961,741
15,600	Progress Software Corp.	553,644

		1,913,785

	Consumer Products — 2.1%
21,900	Hanesbrands Inc.	274,407
7,300	Oxford Industries Inc.	518,592

		792,999

	Diversified Industrial — 3.9%
4,950	Barnes Group Inc.	265,419
14,560	Columbus McKinnon Corp.	438,838
8,500	Fabrinet†	436,135
24,300	Steelcase Inc., Cl. A	360,369

		1,500,761

	Electronics — 2.7%
5,500	Advanced Energy Industries Inc.†	236,115
5,300	FARO Technologies Inc.†	215,392
4,200	Plantronics Inc.	139,020
17,600	TTM Technologies Inc.†	171,248
4,000	Woodward Inc.	297,160

		1,058,935

	Energy and Utilities — 8.2%
43,000	Centennial Resource Development Inc., Cl. A†	473,860
41,200	Magnolia Oil & Gas Corp.†	461,852
20,600	Matador Resources Co.†	319,918
18,300	Oceaneering International Inc.†	221,430
21,800	Parsley Energy Inc., Cl. A†	348,364
94,200	Patterson-UTI Energy Inc.	974,970
3,800	PDC Energy Inc.†	113,088
13,900	ProPetro Holding Corp.†	171,248
4,400	Whiting Petroleum Corp.†	99,836

		3,184,566

	Environmental Control — 1.8%
17,200	Casella Waste Systems Inc., Cl. A†	490,028
22,600	Evoqua Water Technologies Corp.†	216,960

		706,988

	Equipment and Supplies — 1.3%
11,300	CIRCOR International Inc.†	240,690
6,500	Crown Holdings Inc.†	270,205

		510,895

	Financial Services — 3.5%
16,600	Brown & Brown Inc.	457,496
11,800	Coastal Financial Corp.†	179,714
11,500	Oaktree Capital Group LLC.	457,125
6,500	Stifel Financial Corp.	269,230

		1,363,565

	Health Care — 6.0%
7,450	AngioDynamics Inc.†	149,969
1,780	ICU Medical Inc.†	408,741
5,100	Natus Medical Inc.†	173,553
6,550	Omnicell Inc.†	401,122
49,550	Patterson Cos. Inc.	974,153
2,100	STERIS plc	224,385

		2,331,923

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Machinery — 1.2%
3,600	Astec Industries Inc.	$108,684
38,100	Mueller Water Products Inc., Cl. A	346,710

		455,394

	Real Estate — 1.0%
6,000	Equity Commonwealth, REIT	180,060
15,200	Paramount Group Inc., REIT	190,912

		370,972

	Retail — 4.6%
3,550	American Eagle Outfitters Inc.	68,621
41,400	Darling Ingredients Inc.†	796,536
22,000	Del Frisco’s Restaurant Group Inc.†	157,300
42,150	Ethan Allen Interiors Inc.	741,419

		1,763,876

	Semiconductors — 6.7%
2,600	Cabot Microelectronics Corp.	247,910
30,900	Cypress Semiconductor Corp.	393,048
24,300	Entegris Inc.	677,849
25,200	FormFactor Inc.†	355,068
7,300	MACOM Technology Solutions Holdings Inc.†	105,923
20,600	Marvell Technology Group Ltd.	333,514
10,700	ON Semiconductor Corp.†	176,657
10,861	Versum Materials Inc.	301,067

		2,591,036

		Market
Shares		Value

	Specialty Chemicals — 1.3%
32,600	Ferro Corp.†	$511,168

	TOTAL COMMON STOCKS	35,262,552

	RIGHTS — 0.1%
	Specialty Chemicals — 0.1%
22,200	A. Schulman Inc., CVR†(a)	44,400

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 8.9%
$3,450,000	U.S. Treasury Bills, 2.348% to 2.377%††, 02/21/19 to 03/28/19	3,431,495

	TOTAL INVESTMENTS — 100.0% (Cost $36,279,533)	$38,738,447

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 99.6%
	FINANCIALS — 24.2%
	Banks — 6.7%
2,370	BankUnited Inc.	$70,958
148	SVB Financial Group†	28,108
1,775	Zions Bancorp NA	72,314

		171,380

	Diversified Financials — 5.1%
1,288	Legg Mason Inc.	32,857
1,061	Oaktree Capital Group LLC.	42,175
594	T. Rowe Price Group Inc.	54,838

		129,870

	Insurance — 4.1%
473	Chubb Ltd.	61,102
1,089	Voya Financial Inc.	43,712

		104,814

	Real Estate — 8.3%
665	American Tower Corp., REIT	105,196
2,414	CBRE Group Inc., Cl. A†	96,657
156	SL Green Realty Corp., REIT	12,336

		214,189

	TOTAL FINANCIALS	620,253

	CONSUMER DISCRETIONARY — 16.8%
	Consumer Durables — 2.9%
247	Thor Industries Inc.	12,844
1,893	Toll Brothers Inc.	62,337

		75,181

	Consumer Products — 0.7%
1,000	Newell Brands Inc.	18,590

	Consumer Services — 2.0%
1,219	Norwegian Cruise Line Holdings Ltd.†	51,673

	Media — 5.6%
596	Liberty Broadband Corp., Cl. C†	42,930
1,497	Manchester United plc, Cl. A	28,413
8,939	Pandora Media Inc.†	72,317

		143,660

	Retailing — 5.6%
627	Dick’s Sporting Goods Inc.	19,562
1,828	Ethan Allen Interiors Inc.	32,155
1,562	Hanesbrands Inc.	19,572
717	Nordstrom Inc.	33,419
371	Ralph Lauren Corp.	38,384

		143,092

	TOTAL CONSUMER DISCRETIONARY	432,196

	INFORMATION TECHNOLOGY — 16.0%
	Semiconductors and Semiconductor Equipment — 1.7%
760	Marvell Technology Group Ltd.	12,304
207	MKS Instruments Inc.	13,374
547	Teradyne Inc.	17,165

		42,843

	Software and Services — 9.9%
886	Activision Blizzard Inc.	41,261
172	Equinix Inc., REIT	60,640
995	Fortinet Inc.†	70,078
403	Splunk Inc.†	42,255
279	The Dun & Bradstreet Corp.	39,824

		254,058

	Technology Hardware and Equipment — 4.4%
781	Belden Inc.	32,622
1,015	Ciena Corp.†	34,419

		Market
Shares		Value

146	Coherent Inc.†	$15,434
356	Sanmina Corp.†	8,565
809	Versum Materials Inc.	22,426

		113,466

	TOTAL INFORMATION TECHNOLOGY	410,367

	INDUSTRIALS — 15.8%
	Capital Goods — 11.4%
141	Cummins Inc.	18,843
330	EnerSys	25,611
125	Esterline Technologies Corp.†	15,181
891	Flowserve Corp.	33,876
1,203	Fortune Brands Home & Security Inc.	45,702
552	Hexcel Corp.	31,652
2,326	Quanta Services Inc.	70,013
2,231	Rexnord Corp.†	51,201

		292,079

	Commercial and Professional Services — 3.5%
410	Bright Horizons Family Solutions Inc.†	45,696
503	IHS Markit Ltd.†	24,129
1,280	Steelcase Inc., Cl. A	18,982

		88,807

	Machinery — 0.9%
165	Snap-on Inc.	23,973

	TOTAL INDUSTRIALS	404,859

	ENERGY — 11.2%
	Energy — 11.2%
1,500	Baker Hughes, a GE Company	32,250
2,316	C&J Energy Services Inc.†	31,266
2,694	Centennial Resource Development Inc., Cl. A† .	29,688
636	Cimarex Energy Co.	39,209
1,203	Fortis Inc.	40,132
2,679	Patterson-UTI Energy Inc.	27,728
410	Pioneer Natural Resources Co.	53,923
1,173	Range Resources Corp.	11,226
1,105	RPC Inc.	10,906
883	WPX Energy Inc.†	10,022

	TOTAL ENERGY	286,350

	HEALTH CARE — 7.7%
	Health Care Equipment and Services — 6.5%
199	Insulet Corp.†	15,785
538	Laboratory Corp. of America Holdings†	67,982
1,181	Patterson Cos. Inc.	23,218
508	Universal Health Services Inc., Cl. B	59,212

		166,197

	Pharmaceuticals, Biotechnology, and Life Sciences — 1.2%
56	Mettler-Toledo International Inc.†	31,672

	TOTAL HEALTH CARE	197,869

	MATERIALS — 4.1%
	Materials — 3.6%
540	Arconic Inc.	9,104
558	Ecolab Inc.	82,221

		91,325

	Specialty Chemicals — 0.5%
885	Ferro Corp.†	13,877

	TOTAL MATERIALS	105,202

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES — 3.8%
	Food and Beverage — 3.8%
1,486	Coca-Cola European Partners plc	$68,133
674	Fresh Del Monte Produce Inc.	19,054
586	The Hain Celestial Group Inc.†	9,294

	TOTAL CONSUMER STAPLES	96,481

	TOTAL COMMON STOCKS	2,553,577

	TOTAL INVESTMENTS — 99.6%
	(Cost $2,400,123)	$2,553,577

†	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

TETON Convertible Securities Fund

Schedule of Investments — December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 0.6%
	Computer Software and Services — 0.6%
1,911	Proofpoint Inc.†	$160,161

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 77.7%
	Aerospace and Defense — 1.4%
$250,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23	368,001

	Aviation: Parts and Services — 2.1%
500,000	Kaman Corp.,
	3.250%, 05/01/24	535,011

	Business Services — 4.3%
509,000	Bristow Group Inc.,
	4.500%, 06/01/23	199,783
250,000	Q2 Holdings Inc.,
	0.750%, 02/15/23(a)	261,889
310,000	RingCentral Inc.,
	Zero Coupon, 03/15/23(a)	368,395
292,000	Team Inc.,
	5.000%, 08/01/23	291,724

		1,121,791

	Cable and Satellite — 1.9%
600,000	DISH Network Corp.,
	3.375%, 08/15/26	486,010

	Communications Equipment — 3.4%
350,000	InterDigital Inc.,
	1.500%, 03/01/20	368,576
512,000	Lumentum Holdings Inc.,
	0.250%, 03/15/24	516,227

		884,803

	Computer Software and Services — 23.4%
418,000	Apptio Inc.,
	0.875%, 04/01/23(a)	472,675
540,000	Boingo Wireless Inc.,
	1.000%, 10/01/23(a)	458,541
250,000	Coupa Software Inc.,
	0.375%, 01/15/23(a)	378,906
550,000	CSG Systems International Inc.,
	4.250%, 03/15/36(a)	547,930
38,000	DocuSign Inc.,
	0.500%, 09/15/23(a)	34,908
300,000	Evolent Health Inc.,
	1.500%, 10/15/25(a)	277,197
523,000	GDS Holdings Ltd.,
	2.000%, 06/01/25(a)	378,391
395,000	IAC FinanceCo. Inc.,
	0.875%, 10/01/22(a)	525,655
500,000	MercadoLibre Inc.,
	2.000%, 08/15/28(a)	451,250
337,000	New Relic Inc.,
	0.500%, 05/01/23(a)	338,232
305,000	Nice Systems Inc.,
	1.250%, 01/15/24	418,231
176,000	Okta Inc.,
	0.250%, 02/15/23(a)	257,306
350,000	Perficient Inc.,
	2.375%, 09/15/23(a)	311,913
500,000	PROS Holdings Inc.,
	2.000%, 06/01/47	466,447

Principal		Market
Amount		Value
$104,000	Pure Storage Inc.,

	0.125%, 04/15/23(a)	$97,115
191,000	Splunk Inc.,
	1.125%, 09/15/25(a)	188,654
362,000	Vocera Communications Inc.,
	1.500%, 05/15/23(a)	483,999

		6,087,350

	Consumer Services — 2.5%
300,000	Extra Space Storage LP,
	3.125%, 10/01/35(a)	325,191
350,000	Quotient Technology Inc.,
	1.750%, 12/01/22	331,835

		657,026

	Diversified Industrial — 1.8%
300,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	373,755
100,000	KBR Inc.,
	2.500%, 11/01/23(a)	89,405

		463,160

	Energy and Utilities: Integrated — 1.5%
500,000	SunPower Corp.,
	4.000%, 01/15/23	403,488

	Energy and Utilities: Services — 2.5%
600,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	420,360
250,000	Tesla Energy Operations Inc.,
	1.625%, 11/01/19	234,647

		655,007

	Entertainment — 1.9%
500,000	Gannett Co. Inc.,
	4.750%, 04/15/24(a)	488,015

	Financial Services — 1.9%
300,000	Encore Capital Europe Finance Ltd.,
	4.500%, 09/01/23	239,956
199,000	LendingTree Inc.,
	0.625%, 06/01/22	247,614

		487,570

	Health Care — 13.2%
300,000	BioMarin Pharmaceutical Inc.,
	0.599%, 08/01/24	299,070
95,000	DexCom Inc.,
	0.750%, 12/01/23(a)	96,193
400,000	Exact Sciences Corp.,
	1.000%, 01/15/25	440,240
404,000	Insulet Corp.,
	1.375%, 11/15/24(a)	430,064
300,000	Intercept Pharmaceuticals Inc.,
	3.250%, 07/01/23	277,913
200,000	Invacare Corp.,
	4.500%, 06/01/22	134,870
237,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	283,507
200,000	Pacira Pharmaceuticals Inc.,
	2.375%, 04/01/22	198,875
400,000	Paratek Pharmaceuticals Inc.,
	4.750%, 05/01/24(a)	305,571
150,000	Retrophin Inc.,
	2.500%, 09/15/25	134,779

See accompanying notes to schedule of investments.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$450,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23(a)	$425,250
300,000	Teladoc Health Inc.,
	3.000%, 12/15/22	412,875

		3,439,207

	Semiconductors — 11.7%
250,000	Cypress Semiconductor Corp.,
	4.500%, 01/15/22	295,905
500,000	Inphi Corp.,
	1.125%, 12/01/20	527,079
500,000	Knowles Corp.,
	3.250%, 11/01/21	516,483
300,000	Microchip Technology Inc.,
	1.625%, 02/15/27	293,975
400,000	NXP Semiconductors NV,
	1.000%, 12/01/19	401,202
508,000	Rambus Inc.,
	1.375%, 02/01/23	443,097
211,000	Silicon Laboratories Inc.,
	1.375%, 03/01/22	223,418
300,000	Teradyne Inc.,
	1.250%, 12/15/23	356,437

		3,057,596

	Telecommunications — 3.3%
600,000	Infinera Corp.,
	2.125%, 09/01/24	437,280
300,000	Twilio Inc.,
	0.250%, 06/01/23(a)	429,009

		866,289

	Transportation — 0.9%
250,000	Atlas Air Worldwide Holdings Inc.,
	2.250%, 06/01/22	242,202

	TOTAL CONVERTIBLE CORPORATE BONDS	20,242,526

Shares

	CONVERTIBLE PREFERRED STOCKS — 5.1%
	Agriculture — 0.4%
1,000	Bunge Ltd., 4.875%	97,000

	Financial Services — 2.0%
300	Bank of America Corp., 7.250%	375,750
117	Wells Fargo & Co., 7.500%	147,650

		523,400

	Food and Beverage — 1.3%
2,000	Post Holdings Inc., 2.500%	329,137

	Real Estate Investment Trusts — 1.4%
6,000	Welltower Inc., 6.500% Ser. I	378,900

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,328,437

	MANDATORY CONVERTIBLE SECURITIES (b) — 15.6%
	Building and Construction — 1.1%
3,007	Stanley Black & Decker Inc.,
	5.375%, 05/15/20	273,306

	Computer Software and Services — 0.9%
1,500	Alibaba - Mandatory Exchange Trust,
	5.750%, 06/01/19 (a)	231,683

		Market
Shares		Value

	Energy and Utilities: Integrated — 2.9%
1,200	CenterPoint Energy Inc.,
	7.000%, 09/01/21	$60,444
5,000	DTE Energy Co.,
	6.500%, 10/01/19	258,300
	Sempra Energy,
3,535	6.000%, 01/15/21	336,214
970	6.750%, 07/15/21	93,547

		748,505

	Energy and Utilities: Services — 1.7%
9,705	South Jersey Industries Inc.,
	7.250%, 04/15/21	452,544

	Financial Services — 2.0%
2,538	Assurant Inc.,
	6.500%, 03/15/21	249,130
6,000	New York Community Capital Trust V,
	6.000%, 11/01/51	266,100

		515,230

	Health Care — 1.2%
5,494	Becton Dickinson and Co.,
	6.125%, 05/01/20	316,839

	Industrials — 2.0%
5,032	International Flavors & Fragrances Inc.,
	6.000%, 09/15/21	255,122
5,200	Rexnord Corp.,
	5.750%, 11/15/19	263,068

		518,190

	Real Estate Investment Trusts — 3.8%
504	Crown Castle International Corp.,
	6.875%, 08/01/20	530,334
5,000	QTS Realty Trust Inc., Ser. B
	6.500%, (c)	471,400

		1,001,734

	TOTAL MANDATORY CONVERTIBLE SECURITIES	4,058,031

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.0%
$270,000	U.S. Treasury Bills, 2.364% to 2.378%††, 03/07/19	268,859

	TOTAL INVESTMENTS — 100.0%
	(Cost $26,880,802)	$26,058,014

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the market value of Rule 144A securities amounted to $9,027,091 or 34.64% of total investments.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Security is perpetual and has no stated maturity date.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 98.2%
	Aerospace — 5.6%
6,095	General Dynamics Corp.	$958,195
3,774	Northrop Grumman Corp.	924,253
3,250	The Boeing Co.	1,048,125

		2,930,573

	Banking — 10.3%
72,325	Bank of America Corp.	1,782,088
18,479	JPMorgan Chase & Co.	1,803,920
20,625	Wells Fargo & Co.	950,400
20,865	Western Alliance Bancorp†	823,959

		5,360,367

	Business Services — 2.7%
13,004	Booz Allen Hamilton Holding Corp.	586,090
4,905	FedEx Corp.	791,324

		1,377,414

	Computer Software and Services — 8.1%
1,063	Alphabet Inc., Cl. A†	1,110,792
5,895	Apple Inc.	929,877
11,330	Microsoft Corp.	1,150,788
22,265	Oracle Corp.	1,005,265

		4,196,722

	Consumer Products — 2.2%
19,210	Colgate-Palmolive Co.	1,143,379

	Diversified Industrial — 2.9%
11,490	Honeywell International Inc.	1,518,059

	Energy and Energy Services — 2.9%
12,850	EOG Resources Inc.	1,120,649
14,990	Halliburton Co.	398,434

		1,519,083

	Energy: Integrated — 9.7%
21,135	CMS Energy Corp.	1,049,353
9,135	Diamondback Energy Inc.	846,815
9,455	DTE Energy Co.	1,042,887
6,100	NextEra Energy Inc.	1,060,302
15,110	WEC Energy Group Inc.	1,046,519

		5,045,876

	Energy: Oil — 1.9%
9,295	Chevron Corp.	1,011,203

	Entertainment — 2.0%
9,520	The Walt Disney Co.	1,043,868

		Market
Shares		Value

	Financial Services — 9.8%
14,770	Arthur J Gallagher & Co.	$1,088,549
8,600	Chubb Ltd.	1,110,948
14,230	Intercontinental Exchange Inc.	1,071,946

19,880	Morgan Stanley	788,242

23,175	U.S. Bancorp	1,059,097

		5,118,782

	Food and Beverage — 6.6%
28,065	General Mills Inc.	1,092,851
26,490	Hormel Foods Corp.	1,130,593
10,750	PepsiCo Inc.	1,187,660

		3,411,104

	Health Care — 13.2%
17,175	Abbott Laboratories	1,242,268
5,770	Becton, Dickinson and Co.	1,300,096
13,105	Johnson & Johnson	1,691,200
14,885	Medtronic plc.	1,353,940
5,083	UnitedHealth Group Inc.	1,266,277

		6,853,781

	Real Estate — 3.4%
10,850	Crown Castle International Corp., REIT	1,178,635
2,870	Public Storage, REIT	580,917

		1,759,552

	Retail — 7.7%
27,575	CVS Health Corp.	1,806,714
6,240	Simon Property Group Inc., REIT	1,048,258
6,780	The Home Depot Inc.	1,164,940

		4,019,912

	Semiconductors — 0.9%
3,325	Lam Research Corp.	452,765

	Telecommunications — 5.8%
66,220	AT&T Inc.	1,889,919
9,889	Motorola Solutions Inc.	1,137,630

		3,027,549

	Transportation — 2.5%
9,485	Union Pacific Corp.	1,311,111

	TOTAL COMMON STOCKS	51,101,100

	SHORT TERM INVESTMENT — 1.8%
	Other Investment Companies — 1.8%
950,564	Dreyfus Treasury Securities Cash Management, 2.200%*	950,564

	TOTAL INVESTMENTS — 100.0%
	(Cost $47,889,908)	$52,051,664

*	1 day yield as of December 31, 2018.
†	Non-income producing security.

REIT Real Estate Investment Trust

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — December 31, 2018 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 60.3%
	Aerospace — 3.6%
5,225	General Dynamics Corp.	$821,422
2,550	Northrop Grumman Corp.	624,495
2,310	The Boeing Co.	744,975

		2,190,892

	Banking — 6.0%
48,780	Bank of America Corp.	1,201,939
12,486	JPMorgan Chase & Co.	1,218,883
13,930	Wells Fargo & Co.	641,894
14,130	Western Alliance Bancorp†	557,994

		3,620,710

	Business Services — 1.6%
8,900	Booz Allen Hamilton Holding Corp.	401,123
3,625	FedEx Corp.	584,821

		985,944

	Computer Software and Services — 5.1%
887	Alphabet Inc., Cl. A†	926,879
4,005	Apple Inc.	631,749
7,550	Microsoft Corp.	766,853
16,400	Oracle Corp.	740,460

		3,065,941

	Consumer Products — 1.4%
14,200	Colgate-Palmolive Co.	845,184

	Diversified Industrial — 1.7%
7,775	Honeywell International Inc.	1,027,233

	Energy and Energy Services — 1.7%
8,625	EOG Resources Inc.	752,186
10,125	Halliburton Co.	269,123

		1,021,309

	Energy: Integrated — 6.1%
15,485	CMS Energy Corp.	768,830
6,115	Diamondback Energy Inc.	566,861
6,915	DTE Energy Co.	762,725
4,475	NextEra Energy Inc.	777,845
11,075	WEC Energy Group Inc.	767,055

		3,643,316

	Energy: Oil — 1.2%
6,485	Chevron Corp.	705,503

	Entertainment — 1.2%
6,400	The Walt Disney Co.	701,760

	Financial Services — 6.4%
12,220	Arthur J Gallagher & Co.	900,614
5,900	Chubb Ltd.	762,162
11,800	Intercontinental Exchange Inc.	888,894
14,280	Morgan Stanley	566,202
15,775	U.S. Bancorp	720,917

		3,838,789

	Food and Beverage — 4.2%
18,630	General Mills Inc.	725,452
18,480	Hormel Foods Corp.	788,726
9,000	PepsiCo Inc.	994,320

		2,508,498

	Health Care — 8.2%
11,500	Abbott Laboratories	831,795
4,215	Becton, Dickinson and Co.	949,724
8,675	Johnson & Johnson	1,119,509
12,300	Medtronic plc.	1,118,808
3,581	UnitedHealth Group Inc.	892,099

		4,911,935

		Market
Shares		Value

	Real Estate — 2.0%
7,300	Crown Castle International Corp., REIT	$792,999
1,925	Public Storage, REIT	389,639

		1,182,638

	Retail — 4.6%
18,420	CVS Health Corp.	1,206,878
4,545	Simon Property Group Inc., REIT	763,515
4,740	The Home Depot Inc.	814,427

		2,784,820

	Semiconductors — 0.6%
2,850	Lam Research Corp.	388,085

	Telecommunications — 3.4%
45,095	AT&T Inc.	1,287,011
6,363	Motorola Solutions Inc.	731,999

		2,019,010

	Transportation — 1.3%
5,440	Union Pacific Corp.	751,971

	TOTAL COMMON STOCKS	36,193,538

Principal Amount
	CORPORATE BONDS — 19.9%
	Banking — 4.2%
$ 600,000	Citigroup Inc., 2.500%, 07/29/19	598,035
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	757,367
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	586,972
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	598,270

		2,540,644

	Cable and Satellite — 1.0%
600,000	Comcast Corp., 3.127%, 10/01/20	597,384

	Computer Hardware — 1.1%
650,000	International Business Machines Corp., 2.900%, 11/01/21	641,461

	Consumer Products — 2.1%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	482,068
800,000	Costco Wholesale Corp., 1.700%, 12/15/19	791,440

		1,273,508

	Electronics — 2.5%
1,000,000	Intel Corp., 3.300%, 10/01/21	1,010,985
500,000	Texas Instruments Inc., 1.650%, 08/03/19	496,006

		1,506,991

	Financial Services — 4.2%
600,000	Capital One Financial Corp., 3.750%, 04/24/24	585,881
750,000	Ford Motor Credit Co. LLC, MTN, 2.943%, 01/08/19	750,005

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — December 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	Financial Services (Continued)
$ 600,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	$590,492
600,000	The PNC Financial Services Group Inc., STEP, 2.854%, 11/09/22	588,294

		2,514,672

	Health Care — 2.8%
500,000	Abbott Laboratories, 2.550%, 03/15/22	487,473
600,000	Aetna Inc., 3.500%, 11/15/24	580,874
600,000	Amgen Inc., 3.450%, 10/01/20	602,925

		1,671,272

	Retail — 1.0%
600,000	CVS Health Corp., 3.375%, 08/12/24	582,625

	Telecommunications — 1.0%
600,000	AT&T Inc., 2.300%, 03/11/19	598,960

	TOTAL CORPORATE BONDS	11,927,517

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
	Federal Home Loan Mortgage Corp. — 1.8%
1,100,000	2.375%, 01/13/22	1,096,097

	Federal National Mortgage Association — 1.9%
1,100,000	2.625%, 09/06/24	1,097,032

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,193,129

Principal		Market
Amount		Value

	U.S. GOVERNMENT OBLIGATIONS — 11.9%
	U.S. Treasury Notes — 11.9%
$1,000,000	1.750%, 11/30/19	$992,246
1,000,000	2.000%, 01/31/20	993,574
1,100,000	2.625%, 08/15/20	1,101,805
1,000,000	2.250%, 11/15/24	983,086
500,000	2.000%, 02/15/25	483,828
800,000	1.625%, 02/15/26	749,094
950,000	2.250%, 08/15/27	919,645
950,000	2.250%, 11/15/27	917,956

		7,141,234

	TOTAL U.S. GOVERNMENT OBLIGATIONS	7,141,234

Shares
	SHORT TERM INVESTMENT — 4.2%
	Other Investment Companies — 4.2%
2,546,061	Dreyfus Treasury Securities Cash Management, 2.200%*	2,546,061

	TOTAL INVESTMENTS — 100.0%
	(Cost $56,643,019)	$60,001,479

*	1 day yield as of December 31, 2018.
†	Non-income producing security.
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STEP	Step coupon security. The rate disclosed is that in effect at December 31, 2018.

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — December 31, 2018 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 40.1%
	Aerospace — 9.3%
$ 125,000	General Dynamics Corp.,
	2.908%, (3 Month USD LIBOR plus 0.29%) 05/11/20(a)	$124,859
	2.998%, (3 Month USD LIBOR plus 0.38%) 05/11/21(a)	124,619
200,000	The Boeing Co.,
	6.000%, 03/15/19	200,974
250,000	United Technologies Corp.,
	3.100%, 06/01/22	245,007

		695,459

	Banking — 8.7%
200,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	201,964
	3.717%, (3 Month USD LIBOR plus 1.23%) 10/24/23(a)	50,020
400,000	The Bank of New York Mellon Corp.,
	Ser. G,
	2.200%, 05/15/19	399,096

		651,080

	Energy — 3.4%
250,000	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.,
	6.250%, 10/15/22	255,625

	Entertainment — 1.7%
125,000	Discovery Communications LLC,
	3.502%, (3 Month USD LIBOR plus 0.71%) 09/20/19(a)	124,908

	Financial Services — 4.4%
200,000	Capital One Financial Corp.,
	3.750%, 04/24/24	195,294
125,000	MPT Operating Partnership LP / MPT Finance
	Corp.,
	6.375%, 03/01/24	128,750

		324,044

	Food and Beverage — 3.4%
250,000	Mondelēz International Inc.,
	5.375%, 02/10/20	256,162

	Health Care — 1.7%
125,000	Anthem Inc.,
	2.500%, 11/21/20	123,339

	Retail — 1.5%
125,000	The Home Depot, Inc.,
	2.125%, 09/15/26	112,637

Principal		Market
Amount		Value

	Telecommunications — 6.0%
$ 250,000	AT&T Inc.,
	3.900%, 03/11/24	$248,604
200,000	Verizon Communications Inc.,
	3.000%, 11/01/21	199,130

		447,734

	TOTAL CORPORATE BONDS	2,990,988

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%

	Federal Home Loan Mortgage Corp. — 4.7%
350,000	1.750%, 05/30/19	348,904

	Federal National Mortgage Association — 5.4%
400,000	2.625%, 09/06/24	398,921

	Government National Mortgage Association — 0.2%
3,674	6.000%, 12/15/33	4,005
11,882	5.500%, 01/15/34	12,853

		16,858

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	764,683

	U.S. GOVERNMENT OBLIGATIONS — 49.6%

	U.S. Treasury Bills — 30.4%
2,277,000	U.S. Treasury Bills,
	2.293% to 2.378%†, 01/31/19 to 03/28/19	2,267,601

	U.S. Treasury Notes — 16.6%
750,000	2.375%, 04/30/20	748,110
250,000	2.625%, 06/15/21	250,894
250,000	2.000%, 02/15/25	241,914

		1,240,918

	U.S. Treasury Bonds — 2.6%
150,000	5.375%, 02/15/31	190,638

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,699,157

	TOTAL INVESTMENTS — 100.0%
	(Cost $7,481,586)	$7,454,828

(a)

The interest rates for these floating rate notes, which will change periodically, are based either on the prime rate or an index of market rates. The reflected rates are in effect as of December 31, 2018. The maturity dates reflected are the final maturity dates.

†	Represents annualized yields at dates of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Funds (the Trust)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (GAAP), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the Adviser). Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of December 31, 2018 is as follows:

TETON Westwood Funds (the Trust)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/18
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Agriculture	$3,737,386	—	$1,749	$3,739,135
Broadcasting	10,116,146	$1,124,623	—	11,240,769
Business Services	20,296,009	627,000	—	20,923,009
Consumer Products	31,983,141	130,256	—	32,113,397
Consumer Services	6,731,725	159,250	—	6,890,975
Diversified Industrial	105,302,365	203,350	—	105,505,715
Electronics	42,657,595	—	0	42,657,595
Energy and Utilities: Natural Gas	4,944,684	2,024,239	—	6,968,923
Entertainment	9,157,882	—	0	9,157,882
Financial Services	78,074,773	995,751	75,000	79,145,524
Food and Beverage	32,416,319	179,783	—	32,596,102
Health Care	80,299,429	—	0	80,299,429
Hotels and Gaming	40,774,216	4,050	—	40,778,266
Manufactured Housing and Recreational Vehicles	10,225,970	3,670,000	—	13,895,970
Real Estate	24,513,917	5,676,456	255	30,190,628
Specialty Chemicals	25,971,794	2,138	—	25,973,932
Other Industries (a)	367,521,054	—	—	367,521,054
Total Common Stocks	894,724,405	14,796,896	77,004	909,598,305
Closed-End Funds	1,102,603	—	—	1,102,603
Convertible Corporate Bonds (a)	—	174,660	—	174,660
Preferred Stocks (a)	8,322,348	309,994	—	8,632,342
Convertible Preferred Stocks (a)	—	348,618	—	348,618
Rights (a)	192,000	—	60,001	252,001
Warrants (a)	—	10,720	39	10,759
U.S. Government Obligations	—	196,641,527	—	196,641,527
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$904,341,356	$212,282,415	$137,044	$1,116,760,815

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$35,262,552	—	—	$35,262,552
Rights (a)	—	—	$44,400	44,400
U.S. Government Obligations	—	$3,431,495	—	3,431,495
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$35,262,552	$3,431,495	$44,400	$38,738,447

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$2,553,577	—	—	$2,553,577
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,553,577	—	—	$2,553,577

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$160,161	—	—	$160,161
Convertible Corporate Bonds (a)	—	$20,242,526	—	20,242,526
Convertible Preferred Stocks (a)	999,300	329,137	—	1,328,437
Mandatory Convertible Securities (a)	3,373,804	684,227	—	4,058,031
U.S. Government Obligations	—	268,859	—	268,859
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,533,265	$21,524,749	—	$26,058,014

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$51,101,100	—	—	$51,101,100
Short Term Investment	950,564	—	—	950,564
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$52,051,664	—	—	$52,051,664

TETON Westwood Funds (the Trust)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/18
BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$36,193,538	—	—	$36,193,538
Corporate Bonds (a)	—	$11,927,517	—	11,927,517
U.S. Government Agency Obligations	—	2,193,129	—	2,193,129
U.S. Government Obligations	—	7,141,234	—	7,141,234
Short Term Investment	2,546,061	—	—	2,546,061
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$38,739,599	$21,261,880	—	$60,001,479

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds (a)	—	$2,990,988	—	$2,990,988
U.S. Government Agency Obligations	—	764,683	—	764,683
U.S. Government Obligations	—	3,699,157	—	3,699,157
TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$7,454,828	—	$7,454,828

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at December 31, 2018 or September 30, 2018 for Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the period ended December 31, 2018, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

TETON Westwood Funds (the Trust)

Notes to Schedule of Investments (Unaudited) (Continued)

Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held at December 31, 2018, refer to the Schedules of Investments.

Tax Information. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	KUNI NAKAMURA
Attorney, Anthony S. Colavita, P.C.	President and Chief Executive Officer,	President of Advanced Polymer, Inc.
Teton Advisors, Inc.

JAMES P. CONN	MARY E. HAUCK	WERNER J. ROEDER
Former Managing Director and Chief	Former Senior Portfolio Manager,	Former Medical Director,
Investment Officer, Financial Security	Gabelli-O’Connor Fixed Income Mutual	Lawrence Hospital
Assurance Holdings Ltd.	Fund Management Company

LESLIE F. FOLEY	MICHAEL J. MELARKEY	SALVATORE J. ZIZZA
Attorney	Of Counsel,	Chairman,
	McDonald Carano Wilson LLP	Zizza & Associates Corp.

*Interested Trustee

Officers

BRUCE N. ALPERT		ANDREA R. MANGO
President		Secretary

JOHN C. BALL		RICHARD J. WALZ
Treasurer		Chief Compliance Officer

AGNES MULLADY
Vice President

Investment Adviser		Distributor
Teton Advisors, Inc.		G.distributors, LLC
Custodian		Legal Counsel
The Bank of New York Mellon		Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ418QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The TETON Westwood Funds

By (Signature and Title)*  /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date    2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date    2/26/2019

By (Signature and Title)*  /s/ John C. Ball

                                                John C. Ball, Principal Financial Officer and Treasurer

Date    2/26/2019

* Print the name and title of each signing officer under his or her signature.